STRALEM FUND

                                  Stralem Fund
                               Stralem Equity Fund


                              FINANCIAL STATEMENTS

                                  JUNE 30, 2001

                                   (unaudited)

STRALEM FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(unaudited)
                                                                            Stralem
                                                              Stralem       Equity
                                                               Fund          Fund
                                                               ----          ----
ASSETS
Investments, at market value
  Common stocks                                             $23,285,534   $30,533,533
  United States Government obligations                       28,765,051          --
  Money market mutual funds                                   2,167,175     3,079,075
                                                            -----------   -----------

                                                             54,217,760    33,612,608

Interest and dividends receivable                               316,432        45,833
Prepaid expenses and other                                       11,548         4,824
                                                            -----------   -----------

                                                             54,545,740    33,663,265

LIABILITIES
  Payable for shares reacquired                                   4,997          --
  Accrued expenses                                              144,335       149,540
                                                            -----------   -----------
                                                                149,332       149,540

Net assets applicable to outstanding shares of beneficial   $54,396,408   $33,513,725
interest                                                    ============  ===========

Net asset value per share - based on 3,755,649 shares
(Stralem Fund) and 336,327 shares (Equity Fund) of
beneficial interest outstanding (offering price and
redemption price)                                           $     14.48   $     99.65
                                                            ===========   ===========


PORTFOLIO OF INVESTMENTS IN SECURITIES
June 30, 2001
(unaudited)

  Number of
    Shares                                                              Market Value
    ------                                                              ------------

                 Common stocks (42.95%):
                   Computer and Peripherals (2.78%):
  29,800             Hewlett-Packard Co.                                 $  852,280
 *41,600             Sun Microsystems                                       653,952
                   Computer Software and Service (6.55%):
  30,100             Automatic Data Processing, Inc.                      1,495,970
 *14,800             Microsoft Corp.                                      1,074,480
 *51,600             Oracle Corp.                                           980,400
                   Electrical Equipment (5.93%):
  27,400             Emerson Electric Co.                                 1,657,700
  31,800             General Electric Company                             1,558,200
                   Home Appliance (1.06%):
   9,200             Whirlpool Corp.                                        575,000
                   Insurance (2.46%):
  24,000             MBIA, Inc.                                           1,336,320
                   Medical Supplies (6.41%):
  34,400             Johnson & Johnson                                    1,718,624
  38,200             Medtronic Inc.                                       1,757,582
                   Personal Care (2.33%):
  24,200             Bristol-Myers Squibb                                 1,265,660
                   Pharmaceuticals (2.62%):
  22,200             Merck & Co, Inc.                                     1,418,802
                   Precision Instruments (1.39%):
 *23,200             Agilent Technologies, Inc.                             754,000
                   Restaurant (1.97%):
  39,400                  McDonalds Corp.                                 1,066,164
                     Retail Building Supplies (3.62%):
  20,000                  Home Depot, Inc                                   944,800
  14,000                  Lowes Companies, Inc                            1,015,700
                     Retail Stores (3.99%):
  32,600                  The Gap                                           945,400
  25,000                  Wal-Mart Stores, Inc                            1,220,000
                     Semiconductor (1.84%):
  34,000                  Intel Corp.                                       994,500
                                                                        -----------
                                                                         23,285,534
                                                                        -----------

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
June 30, 2001
(unaudited)

    Face Value                                                            Market Value
    ----------                                                            ------------

             United States Government obligations (53.05%):
               Treasury bonds and notes (49.38%):
$3,500,000       November 15, 2003; 4.25%                                $  3,486,875
$2,000,000       February 15, 2006; 5.625%                                  2,053,750
$13,000,000      May 15, 2009; 5.50%                                       13,109,688
$2,500,000       November 15, 2016; 7.5%                                    2,911,719
$4,500,000       August 15, 2022; 7.25%                                     5,212,968

               Treasury bills (3.67%):
$2,000,000       August 23, 2001                                            1,990,051
                                                                        -------------
                                                                           28,765,051
                                                                        -------------
             Money market mutual funds (4.00%):
               Short-Term Income Fund                                       2,167,175
                                                                        -------------
             Total Portfolio (cost $39,676,093)                           $54,217,760
                                                                        =============


                                                                               4
* Nonincome producing

STRALEM EQUITY
FUND
------------------------------------------------------------------------------

See notes to financial statements
7
KL2:2114810.1
PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2001
(unaudited)

 Number of
   Shares                                                         Market Value
   ------                                                         ------------
                 Common stocks (90.84%):
                   Computer and Peripherals (3.86%):
  24,700             Hewlett-Packard Co.                           $  706,420
 *37,600             Sun Microsystems                                 591,072
                   Computer Software and Service (6.06%):
 *18,400             Microsoft Corp.                                1,335,840
 *37,000             Oracle Corp.                                     703,000
                   Electrical Equipment (7.59%):
  21,900             Emerson Electric Co.                           1,324,950
  25,000             General Electric Company                       1,225,000
                   Electric Utility (Central) (11.62%):
  27,700             Ameren Corp.                                   1,182,790
  31,400             Txu Corp.                                      1,513,166
  42,500             Xcel Energy, Inc.                              1,209,125
                   Electric Utility (East) (11.50%):
  36,400             Consolidated Edison, Inc.                      1,468,620
  26,300             Progress Energy, Inc                           1,181,396
  52,300             Southern Co.                                   1,215,975
                   Home Appliance (3.98%):
  21,400             Whirlpool Corp.                                1,337,500
                   Insurance (6.44%):
  38,850             MBIA, Inc.                                     2,163,168
                   Medical Supplies (7.78%):
  29,800             Johnson & Johnson                              1,488,808
  24,500             Medtronic Inc.                                 1,127,245
                   Personal Care (3.05%):
  19,600             Bristol-Myers Squibb                           1,025,080
                   Petroleum (5.29%):
  10,100             Chevron Corp.                                    914,050
  32,500                  Occidental Petroleum Corp.                  864,175
                   Pharmaceuticals (3.23%):
  17,000             Merck & Co, Inc.                               1,086,470
                   Precision Instruments (1.66%):
 *17,200             Agilent Technologies, Inc.                       559,000
                   Restaurant (2.70%):
  33,500             McDonalds Corp.                                  906,510
                   Retail Building Supplies (4.45%):
  15,200                  Home Depot, Inc                             718,048
  10,700                  Lowes Companies, Inc                        776,285
                   Retail Stores (5.29%):
  27,200             The Gap                                          788,800
  20,300             Wal-Mart Stores, Inc.                            990,640
                   Semiconductor (2.51%):
  28,800             Intel Corp.                                      842,400
                   Thrift (3.83%):
  18,400             Federal Home Loan Mortgage Corp.               1,288,000
                                                                 ------------
                                                                   30,533,533
                                                                 ------------

   Number of Shares                                           Market Value
   ----------------                                           ------------

                 Money Market Mutual Funds (9.16%)
                   Short-term Income Fund                        3,079,075
                                                               -----------
                 Total Portfolio (cost $34,264,085)            $33,612,608
                                                               ===========



* Nonincome producing

STRALEM FUND
-------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001
(unaudited)
                                                                          Stralem
                                                              Stralem      Equity
                                                               Fund         Fund
                                                               ----         ----
Investment income:
  Interest                                                 $   835,178   $   64,799
  Dividends                                                    101,963      339,908
                                                           -----------    ---------

                                                               937,141      404,707

Expenses:
  Investment advisory                                          268,556      246,499
  Legal fees                                                    11,897       12,905
  Auditing fees                                                 10,992       10,993
  Administration expenses                                       12,308       12,308
  Directors' fees                                                  541          541
  Taxes                                                          1,448        1,448
  Miscellaneous                                                  5,130        4,708
                                                           -----------   ----------
                                                               310,872      289,402

Net investment income                                          626,269      115,305
                                                           -----------   ----------

Net realized gain from security transactions                   295,312      723,935
Net decrease in unrealized appreciation of investments      (4,188,908)  (2,466,985)
                                                           -----------  -----------

Net loss on investments                                     (3,893,596)  (1,743,050)
                                                           -----------  -----------

Net decrease in net assets resulting from operations       $(3,267,327) $(1,627,745)
                                                           ===========  ===========

STRALEM
FUND
------------------------------------------------------------------------------
 Statements OF Changes in Net Assets


                                                                                   Stralem Fund
                                                                        ---------------------------------
                                                                          Six Months
                                                                             Ended
                                                                           June 30,          Year Ended
                                                                             2001           December 31
                                                                        ---------------  ----------------
Operations:                                                               (unaudited)           2000

   Net investment income                                                $       626,269  $     1,460,899
   Net realized gain (loss) from security transactions                          295,312        3,229,838
   Net increase (decrease) in unrealized appreciation of investments         (4,188,908)      (3,573,831)
                                                                        ---------------  ----------------
                                                                             (3,267,327)       1,116,906
                                                                        ---------------- ---------------

Distributions to shareholders:
   Investment income                                                                  -       (1,433,699)
   Realized gains                                                                     -       (3,229,838)
                                                                        ---------------  ---------------
                                                                                      -       (4,663,537)
                                                                        ---------------  ---------------
Capital share transactions:
   Proceeds from shares sold                                                  4,551,478        5,642,814
   Proceeds from reinvestments of dividends                                   3,294,237        2,205,366
   Cost of shares redeemed                                                   (  311,604)     (19,965,045)
                                                                        ---------------  ---------------
                                                                              7,534,111      (12,116,865)
                                                                        ---------------  ----------------

Increase (decrease) in net assets                                             4,266,784      (15,663,496)
Net assets at January 1                                                      50,129,624       65,793,120
                                                                        ---------------  ---------------

Net assets at end of period                                             $    54,396,408  $    50,129,624
                                                                        ===============  ===============
Accumulated undistributed net investment
   income (loss) at end of period                                       $       830,889  $       204,620
                                                                        ===============  ===============

Number of Trust Shares:
   Sold                                                                         300,041          344,125
   Issued on reinvestment of dividends                                          215,874          133,902
   Redeemed                                                                     (21,481)      (1,188,853)
                                                                        ---------------  ---------------

   Net increase (decrease) in shares outstanding                                494,434         (710,826)
                                                                        ===============  ================



                                                                                  Stralem Equity Fund
                                                                          ---------------------------------
                                                                             Six Months
                                                                               Ended             Year Ended
                                                                              June 30,          December 31,
                                                                                2000                2001
                                                                            (unaudited)
                                                                         ----------------    ---------------
Operations:
   Net investment income                                                 $       115,305     $       165,166
   Net realized gain (loss) from security transactions                           723,935            (784,034)
   Net increase (decrease) in unrealized appreciation of investments          (2,466,985)          1,815,508
                                                                         ----------------    ---------------
                                                                              (1,627,745)          1,196,640
                                                                         ----------------    ---------------

Distributions to shareholders:
   Investment income                                                                   -            (192,853)
   Realized gains                                                                      -
                                                                         ---------------     ---------------
                                                                                       -            (192,853
                                                                         ---------------     ---------------
Capital share transactions:
   Proceeds from shares sold                                                   2,556,757          32,510,649
   Proceeds from reinvestments of dividends                                      169,403
   Cost of shares redeemed                                                      (184,140)           (914,986)
                                                                         ----------------    ---------------
                                                                               2,542,020          31,595,663
                                                                         ---------------     ---------------

Increase (decrease) in net assets                                                914,275          32,599,450
Net assets at January 1                                                       32,599,450
                                                                         ---------------     ---------------

Net assets at end of period                                              $    33,513,725     $    32,599,450
                                                                         ===============     ===============
Accumulated undistributed net investment
   income (loss) at end of period                                        $        87,618     $       (27,687)
                                                                         ===============     ===============

Number of Trust Shares:
   Sold                                                                           25,478             319,757
   Issued on reinvestment of dividends                                             1,660
   Redeemed                                                                       (1,865)             (8,703)
                                                                         ----------------    ----------------

   Net increase (decrease) in shares outstanding                                  25,273             311,054
                                                                         ===============     ===============

See notes to financial statements

*Period from January 18, 2000 (Commencement of Operations) to December 31, 2000.
------------------------------------------------------------------------------

STRALEM FUND
------------------------------------------------------------------------------
NOTE A - ORGANIZATION

Stralem Fund (the "Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares of beneficial interest.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

[1]   Security valuation:

     Investments in securities traded on a national exchange are valued at the last reported sales price on the last business day of the period. Securities traded over-the-counter are valued on the basis of the average of the last reported bid prices. United States Treasury bonds, notes and bills are valued at the mean between the last reported bid and asked prices.

[2]   Federal income taxes:

     Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]   Other:

     Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.


NOTE C - INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory contract with Stralem & Company Incorporated (the "Investment Advisor") that provides for a quarterly fee of 1/4 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Fund for the first $50,000,000 of net asset value decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately 3/4 of 1% and 1/2 of 1%, respectively, annually). In addition, the Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Fund. Such reimbursement is limited by the contract to $25,000 per annum.

The Equity Fund has an investment advisory contract with the Investment Advisor that provides for a quarterly fee of 1/4 of 1.50% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Fund for the first $100,000,000 of net asset value decreasing to quarterly rate .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). In addition, the Equity Fund reimburses the Investment Advisor for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Advisor who perform services, other than investment advisory services, for the Equity Fund.

Certain officers and a trustee of the Trust are also officers of the Investment Advisor.

STRALEM FUND
------------------------------------------------------------------------------
NOTE A - ORGANIZATION


NOTE D - OTHER MATTERS

                                                       Fund       Equity Fund
                                                       ----       -----------

[1]  Unrealized appreciation at June 30, 2001       $14,619,586   $ 3,498,900
     Unrealized depreciation at June 30, 2001           (77,919)   (4,150,377)
                                                    -----------   -----------
                                                    $14,541,667   $  (651,477)
                                                    ===========   ===========

[2] Security transactions (excluding short-term securities) during the period ended June 30, 2001 are as follows:

       Purchases                                    $ 5,965,864   $ 4,981,239
       Sales                                          4,007,510     3,612,110

STRALEM
FUND
------------------------------------------------------------------------------

Condensed Financial Information
(for a share outstanding throughout the year)

                                                                Stralem Fund                         Stralem Equity Fund
                                                     --------------------------------      --------------------------------
                                                        Six Months       Year Ended        Six Months
                                                          Ended          Year Ended          Ended             Year Ended
                                                         June 30        December 31,        June 30,         December 31,
                                                           2001             2000              2000               2001
                                                     -------------      -------------      -------------      -------------
                                                       (unaudited)                        (unaudited)
Net asset value, beginning of period                 $       15.37      $       16.56      $      104.80      $      100.00
                                                     -------------      -------------      -------------      -------------

Income from investment operations:
   Net investment income                                       .16                .46                .35                .53
   Net gains or (losses) on securities                       (1.05)              (.22)             (5.50)              4.89
                                                     -------------      -------------      -------------      -------------

Total from investment income                                  (.89)               .24              (5.15)              5.42
                                                     -------------      -------------      -------------      -------------

Less distributions:
   Dividends from net investment income                         --               (.44)                --               (.62)
   Distributions from capital gains                             --               (.99)                --                 --
                                                     -------------      -------------      -------------      -------------

Total distributions                                             --              (1.43)                --               (.62)
                                                     -------------      -------------      -------------      -------------

Net asset value, end of period                       $       14.48      $       15.37      $       99.65      $      104.80
                                                     =============      =============      =============      =============

Total return                                                 (5.79%)             1.51%             (4.91%)             5.70% **
Ratios/supplemental data:
   Net assets, end of period (in thousands)          $      54,396         $   50,130         $   33,514         $   32,599
   Ratio of expenses to average net assets                    1.15% **           1.11%              1.75% **           1.84%
   Ratio of net investment income to average
      net assets                                              2.31% **           2.40%               .70% **            .61%
   Portfolio turnover rate                                   16.00% **          30.00%             24.00% **           5.00%


*Period from  January 18,  2000  (Commencement  of Operations) to December 31, 2000.
** Annualized



See notes to financialstatements                                              12

STRALEM FUND
--------------------------------------------------------------------------------





                                  STRALEM FUND

                                    OFFICERS

                         Philippe E. Baumann, President
                        Philippe Labaune, Vice President
                   Hirschel B. Abelson, Secretary & Treasurer
                  Joann Paccione, Assistant Treasurer/Secretary


                                    Trustees

                               Philippe E. Baumann
                               Kenneth D. Pearlman
                                Michael T. Rubin
                                 Jean Paul Ruff

                               Investment Advisor

                         Stralem & Company, Incorporated
                               645 Madison Avenue
                               New York, NY 10022

                                     Office

                               645 Madison Avenue
                               New York, NY 10022
                            Telephone (212) 888-8123
                               Fax (212) 888-8152





This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, policies and other important information.


                                                                              13